EXHIBIT 99.3

NISSAN MASTER OWNER TRUST

RECEIVABLES — 2017-C SERIES

Period	Collection	Accrual	Distribution
From	01-Jan-20	15-Jan-20	18-Feb-20
To	31-Jan-20	18-Feb-20
Days	34

Description of Collateral

On the Distribution Date, the Series 2017-C balances were:

Notes	$1,250,000,000.00
1,250,000,000.00
Principal Amount of Debt	1,250,000,000.00
Required Overcollateralization	$293,210,000.00
Required Overcollateralization Increase - MPR < 35%	$0.00
Required Overcollateralization Increase - MPR < 30%	$0.00
Incremental Overcollateralization Amount	$0.00
Series Nominal Liquidation Amount	1,543,210,000.00

Required Participation Amount	$1,543,210,000.00
Excess Receivables	$7,436,279.54
Excess Funding Account	43,765,813.59

Total Collateral	1,594,412,093.13

Collateral as Percent of Notes	127.55%

NMOTR Trust Pool Activity

During the past Collection Period, the following activity occurred:

NMOTR Total Pool
Beginning Gross Principal Pool Balance	$5,674,727,218.50
Total Principal Collections	($2,051,814,265.51)
Investment in New Receivables	$1,632,831,602.19
Receivables Added for Additional Accounts	$0.00
Repurchases	($17,369,919.20)
Principal Default Amounts	$0.00
Principal Reallocation	$0.00
New Series Issued During Collection Period	$0.00
Less Net CMA Offset	($748,946,325.31)
Less Servicing Adjustment	($1,560,285.79)

Ending Balance	$4,487,868,024.88

SAP for Next Period	34.55%

Average Receivable Balance	$4,774,013,936.76
Monthly Payment Rate	42.98%

Interest Collections

During the past collection period, the following activity occurred:

NMOTR Total Pool
Total Interest Collections	$17,533,783.81
Principal Reallocations	0.00
Recoveries on Receivables Written Off	0.00

Total Available	$17,533,783.81

Series Allocation Percentage at Month-End	34.55%
Floating Allocation Percentage at Month-End	91.80%

Expected Final Payment Date	Accumulation Period	Early Redemption Period
10/15/2020	4/1/2020	No

Accumulation Account
Beginning	—
Payout	—
Additions	—

Ending Balance	—

Distributions to Investors
Days	34
LIBOR	1.676250%
Applicable Margin	0.320000%
	1.996250%

	Actual	Per $1000
Interest	2,356,684.03	1.89
Principal	—	—

		1.89
Total Due Investors	2,356,684.03
Servicing Fee	1,286,008.33

Excess Cash Flow	1,918,903.55

Reserve Account
Required Balance	$6,250,000.00
Current Balance	$6,250,000.00

Deficit/(Excess)	$—

‘Status Trigger’
	Threshold	Actual
Status Percentage	10.2%	0.76%
Pass / Fail	PASS

Seller’s Interest (calculated in accordance with Regulation RR)
Seller’s Interest*		13.64%

*	Calculated using the Pool Balance as of the last day of the related Collection Period and funds in any Accumulation Account on the Distribution Date.